PROPERTY, PLANT AND EQUIPMENT (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Opening Balance	$ 8,325,304	$ 7,648,183
Changes
Additions	1,170,874	1,322,718
Disposals	(38,042)	(25,611)
Withdrawals	(15,646)	(6,905)
Depreciation	(439,143)	(441,766)
Impairment loss recognized in profit or loss	(15,322)	(58,795)
Increase (decrease) through net exchange differences	(25,719)	(115,306)
Reclassification of assets held for sale	1,262
Increase (decrease) through transfers from construction in progress	0	0
Reclassification from lease to Property, plant and equipment	7,403	2,786
Decrease due to loss of control in subsidiary	(17,587)
Total changes	628,080	677,121
Closing balance	8,953,384	8,325,304
Construction work in progress [member]
Statement [Line Items]
Opening Balance	1,944,578	1,128,431
Changes
Additions	1,124,868	1,258,602
Disposals	(215)	0
Withdrawals	(2,105)	(418)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(1,151)	(4,102)
Reclassification of assets held for sale	0
Increase (decrease) through transfers from construction in progress	(245,383)	(437,935)
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary	0
Total changes	876,014	816,147
Closing balance	2,820,592	1,944,578
Land [member]
Statement [Line Items]
Opening Balance	930,372	971,061
Changes
Additions	6,647	3,449
Disposals	(25,285)	(14,957)
Withdrawals	(697)	(782)
Depreciation	0	0
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(7,181)	(28,405)
Reclassification of assets held for sale	107
Increase (decrease) through transfers from construction in progress	822	6
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary	(16,320)
Total changes	(41,907)	(40,689)
Closing balance	888,465	930,372
Buildings [member]
Statement [Line Items]
Opening Balance	2,248,784	2,247,996
Changes
Additions	8,440	5,149
Disposals	(953)	(545)
Withdrawals	(2,572)	(1,540)
Depreciation	(136,490)	(139,971)
Impairment loss recognized in profit or loss	(14,669)	(22,176)
Increase (decrease) through net exchange differences	(4,359)	(21,954)
Reclassification of assets held for sale	949
Increase (decrease) through transfers from construction in progress	66,235	181,825
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary	(47)
Total changes	(83,466)	788
Closing balance	2,165,318	2,248,784
Plant and equipment [Member]
Statement [Line Items]
Opening Balance	3,026,136	3,139,761
Changes
Additions	22,372	38,618
Disposals	(10,839)	(8,323)
Withdrawals	(6,011)	(3,986)
Depreciation	(288,723)	(286,740)
Impairment loss recognized in profit or loss	(95)	(36,032)
Increase (decrease) through net exchange differences	(12,084)	(55,349)
Reclassification of assets held for sale	206
Increase (decrease) through transfers from construction in progress	178,611	235,776
Reclassification from lease to Property, plant and equipment	7,251	2,411
Decrease due to loss of control in subsidiary	(1,213)
Total changes	(110,525)	(113,625)
Closing balance	2,915,611	3,026,136
IT Equipment [member]
Statement [Line Items]
Opening Balance	26,166	20,906
Changes
Additions	1,277	906
Disposals	(170)	(5)
Withdrawals	(42)	(97)
Depreciation	(6,424)	(6,572)
Impairment loss recognized in profit or loss	(454)	(480)
Increase (decrease) through net exchange differences	(80)	(288)
Reclassification of assets held for sale	0
Increase (decrease) through transfers from construction in progress	3,243	11,796
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary	0
Total changes	(2,650)	5,260
Closing balance	23,516	26,166
Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	16,627	13,421
Changes
Additions	566	1,602
Disposals	(4)	(1)
Withdrawals	0	(30)
Depreciation	(3,163)	(3,009)
Impairment loss recognized in profit or loss	(9)	0
Increase (decrease) through net exchange differences	170	(190)
Reclassification of assets held for sale	0
Increase (decrease) through transfers from construction in progress	(617)	4,834
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary	(7)
Total changes	(3,064)	3,206
Closing balance	13,563	16,627
Motor vehicles [member]
Statement [Line Items]
Opening Balance	15,055	14,922
Changes
Additions	470	1,553
Disposals	(371)	(197)
Withdrawals	(31)	(6)
Depreciation	(3,278)	(4,325)
Impairment loss recognized in profit or loss	(95)	(107)
Increase (decrease) through net exchange differences	(219)	(309)
Reclassification of assets held for sale	0
Increase (decrease) through transfers from construction in progress	1,995	3,149
Reclassification from lease to Property, plant and equipment	152	375
Decrease due to loss of control in subsidiary	0
Total changes	(1,377)	133
Closing balance	13,678	15,055
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	117,586	111,685
Changes
Additions	6,234	12,839
Disposals	(205)	(1,583)
Withdrawals	(4,188)	(46)
Depreciation	(1,065)	(1,149)
Impairment loss recognized in profit or loss	0	0
Increase (decrease) through net exchange differences	(815)	(4,709)
Reclassification of assets held for sale	0
Increase (decrease) through transfers from construction in progress	(4,906)	549
Reclassification from lease to Property, plant and equipment	0	0
Decrease due to loss of control in subsidiary	0
Total changes	(4,945)	5,901
Closing balance	$ 112,641	$ 117,586